INCOME TAX	6 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 11 -    INCOME TAX
Effective tax rate
The Company’s effective income tax rate (“ETR”) was 16.5% for the six months ended December 31, 2021 as compared to 17.1% for the six months ended December 31, 2020. These rates differ from the statutory rate of 25% in the PRC because the ETR is subject to the Company’s subsidiaries contributing different pre-tax income at different tax rates.